Note 20 - Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	For the year ended
	November 30,
	2020	2019
	($)	($)
Management Fees (1)	249,945	203,880
Director and Officer Fees (1)	470,634	567,269
Share-based compensation	822,871	809,461
Total	1,543,450	1,580,610